Net Investment in Finance and Sales-type Leases	12 Months Ended
Dec. 31, 2014
Net Investment in Finance and Sales-type Leases
Net Investment in Finance and Sales-type Leases

8. Net Investment in Finance and Sales-type Leases

        The following table lists the components of the Net investment in finance and sales-type leases:

	Successor	Predecessor

	December 31, 2014	December 31, 2013

(Dollars in thousands)
Total lease payments to be received	$380,722	$258,887
Estimated residual values of leased flight equipment (unguaranteed)	93,754	56,003
Less: Unearned income	(157,414)	(103,774)

	317,062	211,116
Less: Allowance for credit losses	—	—

Net investment in finance and sales-type leases	$317,062	$211,116

        During the period beginning February 5, 2014 and ending December 31, 2014, the Successor did not have any activity in the allowance for credit losses on Net investment in finance and sales-type leases.

        During the period beginning January 1, 2014 and ending May 13, 2014 and the year ended December 31, 2013, the Predecessor did not have any activity in the allowance for credit losses on Net investment in finance and sales-type leases.

        At December 31, 2014, minimum future lease payments to be received on finance and sales-type leases were as follows:

(Dollars in thousands)
2015	$71,359
2016	68,415
2017	57,039
2018	55,521
2019	47,135
Thereafter	81,253

Total minimum lease payments to be received	$380,722